Acquisition consideration payable (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Sep. 30, 2024
Percentage of voting equity interests acquired in business combination		45.00%
Acquisition consideration payable	$ 49,085,500		$ 220,200,000	$ 0
Lishui Ganglisen Enterprise Management Co., Ltd
Percentage of Ownership	100.00%
Lishui Senbo Forestry Co., Ltd
Percentage of Ownership	100.00%
Farmmi International
Percentage of voting equity interests acquired in business combination		45.00%
Purchase Price	$ 99,676,733
Cash consideration transferred	15,000,000	$ 35,000,000
Receivables transferred as consideration	35,000,000	35,000,000
Deferred payment consideration in business combination	29,085,500	$ 29,085,500
Outstanding Payments	$ 20,000,000